Segment Information - Summary of Revenue Derived from Major Customers (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue From Contracts With Customers	$ 128,771	$ 22,503	$ 79,272	$ 16,034
Customer One [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue From Contracts With Customers	$ 32,937	$ 0
% of revenue	26.00%	0.00%
Customer One [Member] | Revenue From Major Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue From Contracts With Customers			$ 11,918	$ 2,215
% of revenue			15.00%	13.80%
Customer Two [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue From Contracts With Customers	$ 25,752	$ 0
% of revenue	20.00%	0.00%
Customer Two [Member] | Revenue From Major Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue From Contracts With Customers			$ 9,706	$ 2,465
% of revenue			12.30%	15.40%
Customer Three [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue From Contracts With Customers	$ 15,173	$ 0
% of revenue	12.00%	0.00%
Customer Three [Member] | Revenue From Major Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue From Contracts With Customers			$ 9,505	$ 5,607
% of revenue			12.00%	34.90%
Customer Four [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue From Contracts With Customers	$ 0	$ 4,797
% of revenue	0.00%	21.00%
Customer Four [Member] | Revenue From Major Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue From Contracts With Customers			$ 14,937	$ 0
% of revenue			18.90%	0.00%
Customer Five [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue From Contracts With Customers	$ 0	$ 4,219
% of revenue	0.00%	19.00%
Customer Six [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue From Contracts With Customers	$ 0	$ 3,688
% of revenue	0.00%	16.00%
Customer Seven [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue From Contracts With Customers	$ 0	$ 2,473
% of revenue	0.00%	11.00%